Key management compensation and related party transactions (Narrative) (Details)		12 Months Ended
	Nov. 13, 2020 shares	Oct. 31, 2020 CAD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 CAD ($) shares	Oct. 31, 2018 shares $ / shares	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	May 31, 2019 CAD ($)	May 31, 2019 USD ($)	Jan. 31, 2018 CAD ($)	Jan. 31, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities | $						$ 767,949	$ 997,632
Key management personnel [Member]
Disclosure of transactions between related parties [line items]
Stock options granted | shares				0	700,000
Exercise price, stock options granted | $ / shares					$ 0.10
President of MAST [Member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities | $							205,788
Chief Technology Officer [Member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities | $						167,000	167,000
Chief Executive Officer [Member] | Short-term loan [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties				$ 10,000			7,582	$ 15,000	$ 11,450
Loss on conversion in private placement		$ 14,000	$ 10,600
Chief Executive Officer [Member] | Convertible debentures [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties		$ 10,001		$ 52,319		$ 7,509	$ 39,756			$ 150,000	$ 114,086
Subsequent Events [Member]
Disclosure of transactions between related parties [line items]
Stock options granted | shares	6,500,000
Subsequent Events [Member] | Key management personnel [Member]
Disclosure of transactions between related parties [line items]
Stock options granted | shares	3,000,000